Share-based plans - Compensation Expense Related to Cash-Settled Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LTIP 2022+
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	€ 3,765
MB LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	(629)	€ 2,112	€ 2,115
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	(4,416)	21,761	13,689
MB LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	(358)	299	820
NxStage LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	(758)	296	513
LTIP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	€ (3,475)	€ 3,826	21,864
LTIP 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions			€ 1,894